Assets and liabilities from subsidiaries held for sale and discontinued operations (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents		R$ 2,280,074	R$ 2,661,494
Financial investments and hedging instruments		1,804,122	5,033,258
Trade receivables		3,375,246	3,318,927
Inventories		3,918,772	3,846,196
Recoverable taxes		1,061,227	1,044,850
Total current assets		14,023,264	17,489,071
Non-current assets
Financial investments and hedging instruments		379,277	977,408
Related parties		490	2,824
Deferred income and social contribution taxes		571,755	974,711
Recoverable taxes		1,046,798	1,474,808
Investments		78,593	167,481
Right-of-use assets, net		1,651,295	2,150,286
Property, plant, and equipment		5,534,591	8,005,860	R$ 7,572,762	R$ 7,278,865
Intangible assets		1,471,256	1,782,655	1,762,593	2,369,355
Total non-current assets		13,986,176	18,761,091
Total assets held for sale		11,000,917	0
Current liabilities
Loans, financing and hedge derivative financial instruments		618,327	2,306,036
Trade payables		3,670,895	2,745,019
Trade payables – reverse factoring		2,119,059	1,295,633
Salaries and related charges		330,103	468,630
Taxes payables		229,176	286,014
Income and social contribution taxes payable		196,348	169,317
Post-employment benefits		21,082	27,077
Provision for tax, civil, and labor risks		119,942	43,660
Leases payable		188,832	260,189
Total current liabilities		12,640,230	9,240,841
Non-current liabilities
Loans, financing and hedge derivative financial instruments		8,672,547	8,526,064
Related parties		3,534	3,711
Deferred income and social contribution taxes		282	12,732
Post-employment benefits		194,637	257,647
Provision for tax, civil, and labor risks		812,243	854,385
Leases payable		1,159,479	1,573,099
Total non-current liabilities		15,900,887	17,099,056
Total equity		10,469,240	R$ 9,910,265	R$ 9,835,175	R$ 9,800,029
Disposal groups classified as held for sale [member]
Current assets
Cash and cash equivalents		387,981
Financial investments and hedging instruments		1,346,552
Trade receivables		1,029,703
Inventories		2,249,868
Recoverable taxes		696,771
Other assets		72,939
Total current assets		5,783,814
Non-current assets
Financial investments and hedging instruments		492,430
Related parties		0
Deferred income and social contribution taxes		741,950
Recoverable taxes		411,661
Other assets		14,674
Total non-current assets other than investments, tangible, intangible & right-of-use assets		1,660,715
Investments		19,160
Right-of-use assets, net		350,054
Property, plant, and equipment		2,941,904
Intangible assets		245,270
Total non-current assets		5,217,103
Total assets held for sale		11,000,917
Current liabilities
Loans, financing and hedge derivative financial instruments		239,313
Trade payables		717,338
Trade payables – reverse factoring		725,246
Salaries and related charges		222,784
Taxes payables		69,684
Income and social contribution taxes payable		12,415
Post-employment benefits		3,311
Provision for tax, civil, and labor risks		3,466
Leases payable		76,014
Other liabilities		68,706
Total current liabilities		2,138,277
Non-current liabilities
Loans, financing and hedge derivative financial instruments		2,434
Related parties		0
Deferred income and social contribution taxes		12,964
Post-employment benefits		7,093
Provision for tax, civil, and labor risks		35,519
Leases payable		337,701
Other liabilities		7,433
Total non-current liabilities		403,144
Total equity		0
Total liabilities held for sale and equity		2,541,421
Eliminations | Disposal groups classified as held for sale [member]
Current assets
Cash and cash equivalents	[1],[2]	0
Financial investments and hedging instruments	[1],[2]	0
Trade receivables	[1],[2]	0
Inventories	[1],[2]	0
Recoverable taxes	[1],[2]	0
Other assets	[1],[2]	(5,035)
Total current assets	[1],[2]	(5,035)
Non-current assets
Financial investments and hedging instruments	[1],[2]	0
Related parties	[1],[2]	(1,674)
Deferred income and social contribution taxes	[1],[2]	0
Recoverable taxes	[1],[2]	0
Other assets	[1],[2]	0
Total non-current assets other than investments, tangible, intangible & right-of-use assets	[1],[2]	(1,674)
Investments	[1],[2]	(22,047)
Right-of-use assets, net	[1],[2]	0
Property, plant, and equipment	[1],[2]	0
Intangible assets	[1],[2]	0
Total non-current assets	[1],[2]	(23,721)
Total assets held for sale	[1],[2]	(28,756)
Current liabilities
Loans, financing and hedge derivative financial instruments	[2]	(62,841)
Trade payables	[2]	(1,949)
Trade payables – reverse factoring	[2]	0
Salaries and related charges	[2]	0
Taxes payables	[2]	0
Income and social contribution taxes payable	[2]	0
Post-employment benefits	[2]	0
Provision for tax, civil, and labor risks	[2]	0
Leases payable	[2]	0
Other liabilities	[2]	(13,264)
Total current liabilities	[2]	(78,054)
Non-current liabilities
Loans, financing and hedge derivative financial instruments	[2]	(5,725,594)
Related parties	[2]	(2,875)
Deferred income and social contribution taxes	[2]	0
Post-employment benefits	[2]	0
Provision for tax, civil, and labor risks	[2]	0
Leases payable	[2]	0
Other liabilities	[2]	0
Total non-current liabilities	[2]	(5,728,469)
Total equity	[2]	(2,681,729)
Total liabilities held for sale and equity	[2]	(8,488,252)
Oxiteno S. A. Industria e Comercio [member] | Disposal groups classified as held for sale [member]
Current assets
Cash and cash equivalents		334,882
Financial investments and hedging instruments		1,346,552
Trade receivables		993,960
Inventories		1,671,662
Recoverable taxes		634,718
Other assets		51,829
Total current assets		5,033,603
Non-current assets
Financial investments and hedging instruments		492,430
Related parties		0
Deferred income and social contribution taxes		541,756
Recoverable taxes		393,723
Other assets		10,538
Total non-current assets other than investments, tangible, intangible & right-of-use assets		1,438,447
Investments		36,207
Right-of-use assets, net		31,871
Property, plant, and equipment		2,787,241
Intangible assets		160,141
Total non-current assets		4,453,907
Total assets held for sale		9,487,510
Current liabilities
Loans, financing and hedge derivative financial instruments		302,154
Trade payables		493,800
Trade payables – reverse factoring		725,246
Salaries and related charges		176,941
Taxes payables		53,988
Income and social contribution taxes payable		12,415
Post-employment benefits		3,311
Provision for tax, civil, and labor risks		2,946
Leases payable		11,702
Other liabilities		68,721
Total current liabilities		1,851,224
Non-current liabilities
Loans, financing and hedge derivative financial instruments		5,728,028
Related parties		2,875
Deferred income and social contribution taxes		12,964
Post-employment benefits		6,806
Provision for tax, civil, and labor risks		33,149
Leases payable		22,786
Other liabilities		5,341
Total non-current liabilities		5,811,949
Total equity		1,824,337
Total liabilities held for sale and equity		9,487,510
Extrafarma [member] | Disposal groups classified as held for sale [member]
Current assets
Cash and cash equivalents		53,099
Financial investments and hedging instruments		0
Trade receivables		35,743
Inventories		578,206
Recoverable taxes		62,053
Other assets		26,145
Total current assets		755,246
Non-current assets
Financial investments and hedging instruments		0
Related parties		1,674
Deferred income and social contribution taxes		200,194
Recoverable taxes		17,938
Other assets		4,136
Total non-current assets other than investments, tangible, intangible & right-of-use assets		223,942
Investments		5,000
Right-of-use assets, net		318,183
Property, plant, and equipment		154,663
Intangible assets		85,129
Total non-current assets		786,917
Total assets held for sale		1,542,163
Current liabilities
Loans, financing and hedge derivative financial instruments		0
Trade payables		225,487
Trade payables – reverse factoring		0
Salaries and related charges		45,843
Taxes payables		15,696
Income and social contribution taxes payable		0
Post-employment benefits		0
Provision for tax, civil, and labor risks		520
Leases payable		64,312
Other liabilities		13,249
Total current liabilities		365,107
Non-current liabilities
Loans, financing and hedge derivative financial instruments		0
Related parties		0
Deferred income and social contribution taxes		0
Post-employment benefits		287
Provision for tax, civil, and labor risks		2,370
Leases payable		314,915
Other liabilities		2,092
Total non-current liabilities		319,664
Total equity		857,392
Total liabilities held for sale and equity		R$ 1,542,163

[1]	Balances and transactions between the discontinued and continuing operations have been eliminated, mainly related to loans.
[2]	Balances and transactions between the discontinued and continuing operations have been eliminated, mainly related to loans.